Short-term bonds (Tables)	12 Months Ended
Dec. 31, 2020
Short-term bonds
Details of short-term bonds

		Issuance			Coupon	Balance as at 31	Issued				Balance as at 31
	Face Value	Date	Maturity	Issue Price	Rate	December 2018	Amount	Interest	Amortization	Repayment	31 December 2019
	RMB’000			RMB’000		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Super short-term bond (2018 11th)	2,500,000	October 2018	180 days	2,500,000	3.20%	2,515,816	—	23,233	403	(2,539,452)	—
Super short-term bond (2018 12th)	2,000,000	November 2018	90 days	2,000,000	2.78%	2,006,575	—	6,703	432	(2,013,710)	—
Super short-term bond (2018 13th)	2,000,000	November 2018	180 days	2,000,000	3.10%	2,006,841	—	23,781	(47)	(2,030,575)	—
Super short-term bond (2018 14th)	2,000,000	November 2018	180 days	2,000,000	3.05%	2,005,323	—	23,564	1,195	(2,030,082)	—
Super short-term bond (2018 15th)	2,000,000	November 2018	90 days	2,000,000	2.78%	2,004,557	—	8,531	622	(2,013,710)	—
Super short-term bond (2018 16th)	1,000,000	December 2018	270 days	1,000,000	3.30%	1,002,342	—	22,060	9	(1,024,411)	—
Super short-term bond (2019 1st)	2,000,000	March 2019	90 days	2,000,000	2.40%	—	2,000,000	11,803	—	(2,011,803)	—
Super short-term bond (2019 2nd)	5,000,000	May 2019	180 days	5,000,000	2.30%	—	5,000,000	56,557	—	(5,056,557)	—
Super short-term bond (2019 3rd)	2,000,000	May 2019	90 days	2,000,000	2.30%	—	2,000,000	11,311	—	(2,011,311)	—
Super short-term bond (2019 4th)	2,000,000	June 2019	90 days	2,000,000	2.40%	—	2,000,000	11,803	—	(2,011,803)	—
Super short-term bond (2019 5th)	2,000,000	June 2019	90 days	2,000,000	2.40%	—	2,000,000	11,803	—	(2,011,803)	—
Super short-term bond (2019 6th)	2,000,000	August 2019	90 days	2,000,000	2.20%	—	2,000,000	10,820	—	(2,010,820)	—
Super short-term bond (2019 7th)	4,000,000	September 2019	60 days	4,000,000	2.20%	—	4,000,000	14,426	—	(4,014,426)	—
Super short-term bond (2019 8th)	2,000,000	September 2019	90 days	2,000,000	2.15%	—	2,000,000	10,574	—	(2,010,574)	—
Super short-term bond (2019 9th)	5,000,000	October 2019	180 days	5,000,000	2.09%	—	5,000,000	17,416	754	—	5,018,170
Super short-term bond (2019 10th)	2,000,000	November 2019	90 days	2,000,000	2.00%	—	2,000,000	5,902	196	—	2,006,098
Super short-term bond (2019 11th)	2,000,000	December 2019	60 days	2,000,000	1.80%	—	2,000,000	1,180	87	—	2,001,267

Total				41,500,000		11,541,454	30,000,000	271,467	3,651	(32,791,037)	9,025,535